Noncontrolling Interest	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST
13.	NONCONTROLLING INTEREST

As of December 31, 2018 and 2017, non-controlling interest of Arki Capital of $(2,840,314) and $(1,260,676), respectively, was recognized in the Company’s consolidated balance sheets, representing Arki Capital’s cumulative results of operations attributable to shareholders other than CCG Group.

For the years ended December 31, 2018 and 2017, respectively, a $1,579,638 and a $1,039,536 net loss, respectively, attributable to the noncontrolling interest of Arki Capital was recognized in the Company’s consolidated statements of comprehensive loss, representing Arki Capital’s net income attributable to shareholders other than CCG Group.